ADVANCES FROM CUSTOMERS (Tables)	7 Months Ended
Dec. 31, 2022
National Holdings Investments Ltd [Member]
Schedule of Advances from customers

As of December 31,
2022
Advances from customers	64,981
Advances from customers	64,981